8% SENIOR CONVERTIBLE DEBENTURES (8% Senior Convertible Debentures [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
8% Senior Convertible Debentures [Member]
Debt Disclosure [Text Block]
8.	8% Senior convertible debentures

The following table summarizes the Company’s outstanding 8% convertible promissory note obligations:

		Stated
	Maturity	Interest		Principal Balance Outstanding
Issue Date	Date	Rate	Conversion Terms	March 31, 2014	December 31, 2013
10/2/2013	10/2/2014	8.0%	Variable conversion price currently at $0.04	$150	$1,789
9/6/2013	9/6/2014	8.0%	Variable conversion price, currently at $0.04	189	1,544
	Sub total			339	3,333
	Discount			(161)	(2,401)
	Current portion of 8% convertible promissory notes, net of debt discount			$178	$932

During the three months ended March 31, 2014 approximately $3,091, consisting of approximately $2,995 of debentures and approximately $96 of accrued interest of the 8% senior convertible debentures, converted to 77,405,866 shares of common stock of the Company.  Additionally, $1,740 of the 8% senior convertible debentures related debt discount was reclassified from liability to additional paid in capital.

The Company entered into a registration rights agreement with the Investors pursuant to which the Company filed a registration statement with the Securities and Exchange Commission. The registration statement went effective February 4, 2014.

9.	8% SENIOR Convertible DEBENTURES

The following table summarizes the Company’s outstanding 8% convertible promissory note obligations:

				Principal Balance Outstanding
Issue Date	Maturity Date	Stated Interest Rate	Conversion Terms	December 31, 2013	December 31, 2012
10/2/2013	10/2/2014	8.0%	Variable conversion price	$1,788,889	$-0
-9/6/2013	9/6/2014	8.0%	Variable conversion price	1,544,443	-0-
	Sub total			3,333,332	-0
	Discount on convertible promissory notes			(2,401,390)	-0-
	Current portion of 8% convertible promissory notes, net			$931,942	$-0

Subsequent to December 31, 2013 all the 8% senior convertible debentures converted to capital stock of the Company.

The Debenture agreement provides that the Company may be obligated to pay partial liquidated damages to certain Investors in the event that the company is unable to deliver Common Stock pursuant to the terms of the agreement upon an elected conversion. The amount of liquidated damages is determined based on a fixed dollar amount per trading day during which the conversion shares remain undelivered.

The Company entered into a registration rights agreement with the Investors pursuant to which the Company filed a registration statement with the Securities and Exchange Commission. The registration statement went effective February 4, 2014.